PARENT-ONLY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
PARENT-ONLY FINANCIAL STATEMENTS
PARENT-ONLY FINANCIAL STATEMENTS

20. PARENT-ONLY FINANCIAL STATEMENTS

The following ADSC financial statements are provided in accordance with the rules of the Securities and Exchange Commission, which require such disclosure when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets. Certain of the Company’s subsidiaries may be restricted in distributing cash or other assets to ADSC, which could be utilized to service its indebtedness. The stand-alone parent-only financial statements are presented below.

Balance Sheets

	December 31,
	2018	2017
	(In millions)
Assets:
Cash and cash equivalents	$0.1	$0.1
Investment in subsidiaries	8,606.0	8,203.9
Other assets	20.1	95.3
Total assets	$8,626.2	$8,299.3
Liabilities:
Current debt	$114.4	$76.2
Long-term debt	5,427.7	5,797.5
Intercompany liabilities	395.9	177.8
Other liabilities	356.1	392.5
Total liabilities	6,294.1	6,444.0
Stockholders’ equity	2,332.1	1,855.3
Total liabilities and stockholders’ equity	$8,626.2	$8,299.3

Statements of Income

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Interest from loans to subsidiaries	$17.9	$13.8	$11.8
Dividends from subsidiaries	810.1	360.6	438.4
Total revenue	828.0	374.4	450.2
Interest expense, net	281.2	278.9	214.9
Other expenses, net	(0.4)	12.9	(1.3)
Total expenses	280.8	291.8	213.6
Income before income taxes and equity in undistributed net income of subsidiaries	547.2	82.6	236.6
Benefit for income taxes	7.0	322.7	75.2
Income before equity in undistributed net income of subsidiaries	554.2	405.3	311.8
Equity in undistributed net income of subsidiaries	408.9	383.4	205.8
Net income	$963.1	$788.7	$517.6

Statements of Comprehensive Income

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Net income	$963.1	$788.7	$517.6
Other comprehensive (loss) income, net of tax	29.6	(46.1)	6.6
Total comprehensive income, net of tax	$992.7	$742.6	$524.2

Statements of Cash Flows

	Years Ended December 31,
	2018	2017	2016
	(In millions)
Net cash provided by operating activities	$82.3	$72.3	$2.0
Investing activities:
Loans to subsidiaries	—	—	(102.0)
Investment in subsidiaries	—	(164.0)	—
Dividends received	810.1	360.6	436.4
Net cash provided by investing activities	810.1	196.6	334.4
Financing activities:
Borrowings under debt agreements	4,527.0	7,673.6	3,571.5
Repayments of borrowings	(4,838.3)	(7,232.4)	(3,167.9)
Payment of deferred financing costs	(4.6)	(33.7)	(11.6)
Purchase of treasury shares	(443.2)	(553.7)	(798.8)
Dividends paid	(125.2)	(115.5)	(30.0)
Proceeds from issuance of common stock	17.6	18.4	18.4
Other	(25.7)	(25.6)	(21.9)
Net cash used in financing activities	(892.4)	(268.9)	(440.3)
Change in cash, cash equivalents and restricted cash	—	—	(103.9)
Cash, cash equivalents and restricted cash at beginning of year	0.1	0.1	104.0
Cash, cash equivalents and restricted cash at end of year	$0.1	$0.1	$0.1

The adoption of ASU 2016-18, “Restricted Cash,” on January 1, 2018 had no impact to the parent-only statements of cash flows.